Loans receivable (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans Receivable Details [Line Items]
Balance as at January 1, 2022	$ 9,813	$ 8,886
Gross loans originated	2,607	3,263
Principal payments	(1,602)	(1,245)
Re-measurement of allowance before transfers	822	(1,717)
Re-measurement of amounts transferred between stages	13,556	8,175
Net amounts written off against allowance	(12,123)	(7,549)
Balance as at December 31, 2022	13,073	9,813
Stage 1 [Member]
Loans Receivable Details [Line Items]
Balance as at January 1, 2022	5,721	5,425
Gross loans originated	2,607	3,263
Principal payments	(1,107)	(1,229)
Re-measurement of allowance before transfers	142	(830)
Re-measurement of amounts transferred between stages	(67)	(67)
Transfer to (from) Stage 1 – 12 month ECLs	79	79
Transfer to (from) Stage 2 – Lifetime ECLs	(218)	(192)
transfer to (from) Stage 3 – Lifetime ECLs	(1,363)	(728)
Balance as at December 31, 2022	5,794	5,721
Stage 2 [Member]
Loans Receivable Details [Line Items]
Balance as at January 1, 2022	1,119	772
Principal payments	(136)	(84)
Re-measurement of allowance before transfers	89	(144)
Re-measurement of amounts transferred between stages	1,047	920
Transfer to (from) Stage 1 – 12 month ECLs	(65)	(59)
Transfer to (from) Stage 2 – Lifetime ECLs	220	192
transfer to (from) Stage 3 – Lifetime ECLs	(1,035)	(478)
Balance as at December 31, 2022	1,239	1,119
Stage 3 [Member]
Loans Receivable Details [Line Items]
Balance as at January 1, 2022	2,973	2,689
Principal payments	(359)	68
Re-measurement of allowance before transfers	591	(743)
Re-measurement of amounts transferred between stages	12,576	7,322
Transfer to (from) Stage 1 – 12 month ECLs	(14)	(20)
Transfer to (from) Stage 2 – Lifetime ECLs	(2)
transfer to (from) Stage 3 – Lifetime ECLs	2,398	1,206
Net amounts written off against allowance	(12,123)	(7,549)
Balance as at December 31, 2022	$ 6,040	$ 2,973